Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Australia: 3.4%
63,136		AGL Energy Ltd.	$897,978	0.4
149,006		BHP Group Ltd.	3,871,917	1.6
222,438		BlueScope Steel Ltd.	1,621,354	0.6
12,175		CIMIC Group Ltd.	381,226	0.1
92,675		Newcrest Mining Ltd.	1,761,147	0.7
			8,533,622	3.4

		Canada: 5.1%
35,206		BCE, Inc.	1,585,260	0.7
85,402		Inter Pipeline Ltd.	1,301,629	0.5
36,189		Methanex Corp.	1,506,358	0.6
56,132		Rogers Communications, Inc.	2,953,201	1.2
121,951		Teck Resources Ltd.	2,478,539	1.0
66,931		TELUS Corp.	2,472,030	1.0
5,425		West Fraser Timber Co., Ltd.	211,485	0.1
			12,508,502	5.1

		China: 4.2%
298,000		Beijing Enterprises Holdings Ltd.	1,495,689	0.6
1,472,000		China Communications Services Corp., Ltd. - H Shares	1,100,680	0.5
1,422,000		China Oriental Group Co. Ltd.	824,680	0.3
1,145,000		China Railway Construction Corp. Ltd. - H Shares	1,338,172	0.5
3,294,000		China Telecom Corp., Ltd. - H Shares	1,655,288	0.7
561,000		CITIC Ltd.	761,596	0.3
1,202,000		Maanshan Iron & Steel Co. Ltd. - H Shares	512,316	0.2
3,474,000		Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	1,516,290	0.6
1,226,000		Zhejiang Expressway Co., Ltd. - H Shares	1,280,276	0.5
			10,484,987	4.2

		France: 6.5%
28,462		Air Liquide SA	3,538,983	1.4
13,104		Alstom SA	598,031	0.2
24,473		Arkema SA	2,052,210	0.8
62,011		Edenred	2,828,887	1.2
2,799		Eiffage SA	267,574	0.1
190,934		Orange SA	2,954,716	1.2
48,290		Schneider Electric SE	3,813,960	1.6
			16,054,361	6.5

		Germany: 1.4%
37,508	(1)	Covestro AG	1,639,026	0.6
99,672		Deutsche Lufthansa AG	1,889,965	0.8
			3,528,991	1.4

		Hong Kong: 1.3%
405,000		Power Assets Holdings Ltd.	2,802,518	1.1
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: (continued)
262,000		NWS Holdings Ltd.	$516,269	0.2
			3,318,787	1.3

		India: 0.7%
498,886		Petronet LNG Ltd.	1,773,842	0.7

		Italy: 1.5%
595,114		Enel S.p.A.	3,701,159	1.5

		Japan: 11.3%
14,400		Central Japan Railway Co.	2,993,101	1.2
106,400		Hitachi Ltd.	3,582,800	1.5
195,400		Kajima Corp.	2,668,950	1.1
83,200		Kamigumi Co., Ltd.	1,957,298	0.8
171,700		Kansai Electric Power Co., Inc.	2,000,087	0.8
25,500		Kyocera Corp.	1,547,533	0.6
80,100		Kyushu Railway Co.	2,382,997	1.0
168,100		Marubeni Corp.	1,049,759	0.4
98,200		Mitsubishi Corp.	2,544,984	1.0
90,700		Nippon Electric Glass Co., Ltd.	2,171,412	0.9
5,800		Nippon Telegraph & Telephone Corp.	259,499	0.1
123,000		NTT DoCoMo, Inc.	2,827,281	1.1
55,200		Taisei Corp.	2,007,959	0.8
			27,993,660	11.3

		Malaysia: 1.1%
2,103,800		AirAsia Group Bhd	1,452,964	0.6
649,400		Petronas Chemicals Group Bhd	1,289,902	0.5
			2,742,866	1.1

		Mexico: 0.3%
1,636,623	(2)	Cemex SA de CV	671,392	0.3

		Norway: 1.2%
144,253		Telenor ASA	2,968,888	1.2

		Singapore: 0.9%
2,137,200		Yangzijiang Shipbuilding Holdings Ltd.	2,133,007	0.9

		South Korea: 3.2%
20,544		Daelim Industrial Co., Ltd.	1,786,406	0.7
46,577		GS Engineering & Construction Corp.	1,567,093	0.7
5,643		Lotte Chemical Corp.	1,220,623	0.5
11,377		Korean Air Lines Co. Ltd.	301,605	0.1
8,008		SK Holdings Co. Ltd.	1,553,382	0.6
6,754		SK Telecom Co., Ltd.	1,418,823	0.6
			7,847,932	3.2

		Spain: 2.3%
67,132		ACS Actividades de Construccion y Servicios SA	2,757,351	1.1
1,746	(2)	Ferrovial SA	41,617	0.0

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Spain: (continued)
120,502		Ferrovial SA - FERE	$2,872,222	1.2
			5,671,190	2.3

		Sweden: 3.2%
20,524	(2)	Boliden AB - BOLIL	9,179	0.0
20,524		Boliden AB - BOLS	467,020	0.2
186,257		Sandvik AB	2,875,191	1.2
93,706		SKF AB - B Shares	1,453,611	0.6
215,137		Volvo AB - B Shares	3,003,609	1.2
			7,808,610	3.2

		Taiwan: 0.3%
253,000		Zhen Ding Technology Holding Ltd.	743,142	0.3

		United Kingdom: 5.9%
122,094		Anglo American PLC	2,920,936	1.2
123,330		Ashtead Group PLC	2,895,240	1.2
517,573		BT Group PLC	1,262,167	0.5
186,123		CNH Industrial NV	1,612,148	0.6
123,968		TechnipFMC PLC	2,578,534	1.1
1,993,706		Vodafone Group PLC	3,254,978	1.3
			14,524,003	5.9

		United States: 43.7%
155,334		AES Corp.	2,454,277	1.0
7,830		Air Products & Chemicals, Inc.	1,594,110	0.7
41,496		Ameren Corp.	3,043,317	1.2
41,384		American Electric Power Co., Inc.	3,563,990	1.4
37,040		Ametek, Inc.	3,033,206	1.2
15,358		AT&T, Inc.	469,648	0.2
9,516		Boeing Co.	3,250,761	1.3
11,437		CDW Corp.	1,125,858	0.5
29,104		Celanese Corp.	2,762,843	1.1
30,053		Centerpoint Energy, Inc.	854,707	0.4
68,775		Chemours Co.	1,450,465	0.6
152,052		Cisco Systems, Inc.	7,911,266	3.2
47,673	(2)	Copart, Inc.	3,407,666	1.4
37,362		CSX Corp.	2,782,348	1.1
25,416		DTE Energy Co.	3,188,945	1.3
43,565		Eaton Corp. PLC	3,245,157	1.3
74,357		Exelon Corp.	3,575,085	1.5
16,222		Halliburton Co.	345,366	0.1
64,262	(2)	HD Supply Holdings, Inc.	2,666,230	1.1
12,170		Helmerich & Payne, Inc.	595,235	0.2
33,383		Honeywell International, Inc.	5,485,161	2.2
31,326		Ingersoll-Rand PLC - Class A	3,707,119	1.5
78,980		Kinder Morgan, Inc.	1,575,651	0.6
34,254		Manpowergroup, Inc.	2,929,402	1.2
66,048		NRG Energy, Inc.	2,248,274	0.9
55,829		Nucor Corp.	2,679,792	1.1
11,029		Oneok, Inc.	701,665	0.3
47,351		Owens Corning, Inc.	2,295,103	0.9
27,901		Packaging Corp. of America	2,485,421	1.0
18,517		Parker Hannifin Corp.	2,820,509	1.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
12,265	Pinnacle West Capital Corp.	$1,151,806	0.5
43,222	Robert Half International, Inc.	2,319,292	0.9
10,007	Roper Technologies, Inc.	3,441,607	1.4
29,426	Southwest Airlines Co.	1,400,678	0.6
79,077	Steel Dynamics, Inc.	1,988,786	0.8
16,065	(2) T-Mobile US, Inc.	1,179,814	0.5
34,115	(2) United Continental Holdings, Inc.	2,649,030	1.1
19,003	(2) United Rentals, Inc.	2,092,230	0.9
16,698	(2) VeriSign, Inc.	3,255,776	1.3
4,647	Verizon Communications, Inc.	252,564	0.1
77,638	Vistra Energy Corp.	1,829,151	0.7
10,093	(2) WABCO Holdings, Inc.	1,321,275	0.5
36,262	Waste Management, Inc.	3,965,250	1.6
86,731	(2) Zayo Group Holdings, Inc.	2,836,104	1.2
		107,931,940	43.7

	Total Common Stock
	(Cost $234,858,378)	240,940,881	97.5

EXCHANGE-TRADED FUNDS: 1.4%
48,615	iShares MSCI ACWI ETF	3,407,425	1.4

	Total Exchange-Traded Funds
	(Cost $3,514,718)	3,407,425	1.4

PREFERRED STOCK: 0.5%
	Brazil: 0.5%
96,669	Telefonica Brasil SA	1,186,452	0.5

	Total Preferred Stock
	(Cost $1,390,751)	1,186,452	0.5

	Total Long-Term Investments
	(Cost $239,763,847)	245,534,758	99.4

SHORT-TERM INVESTMENTS: 0.8%
	Mutual Funds: 0.8%
1,957,000	(3) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.280%
	(Cost $1,957,000)	1,957,000	0.8

	Total Short-Term Investments
	(Cost $1,957,000)	1,957,000	0.8

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2019 (Unaudited) (Continued)

Total Investments in Securities (Cost $241,720,847)	$247,491,758	100.2
Liabilities in Excess of Other Assets	(546,810)	(0.2)
Net Assets	$246,944,948	100.0

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Non-income producing security.
(3)	Rate shown is the 7-day yield as of May 31, 2019.
Industry Diversification	Percentage of Net Assets
Industrials	16.5%
Materials	7.2
Telecommunications	5.8
Utilities	5.3
Electric Utilities	4.9
Industrial Conglomerates	3.6
Engineering&Construction	3.5
Communications Equipment	3.2
Wireless Telecommunication Services	3.0
Information Technology	2.8
Electrical Components & Equipment	2.8
Chemicals	2.4
Telecommunication Services	2.4
Commercial Services	2.4
Steel	1.9
Transportation	1.8
Industrial Machinery	1.7
Construction & Engineering	1.7
Diversified Metals & Mining	1.6
Construction Machinery & Heavy Trucks	1.4
Electronic Equipment & Instruments	1.5
Industrial Gases	1.4
Integrated Telecommunication Services	1.4
Exchange-Traded Funds	1.4
Electrical Equipment	1.3
Multi-Utilities	1.3
Pipelines	1.2
Airlines	1.2
Oil & Gas Equipment & Services	1.2
Machinery-Constr&Mining	1.2
Railroads	1.1
Distribution/Wholesale	1.1
Trading Companies & Distributors	1.0
Paper Packaging	1.0
Shipbuilding	0.9
Electric	0.7
Electronics	0.7
Agricultural & Farm Machinery	0.6
Oil & Gas Storage & Transportation	0.6
Computers	0.6
Iron/Steel	0.5
Internet	0.5
Gas	0.4
Building Materials	0.3
Energy	0.2
Mining	0.2
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2019 in valuing the assets and liabilities:

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$8,533,622	$–	$8,533,622
Canada	12,508,502	–	–	12,508,502
China	–	10,484,987	–	10,484,987
France	–	16,054,361	–	16,054,361
Germany	–	3,528,991	–	3,528,991
Hong Kong	–	3,318,787	–	3,318,787
India	–	1,773,842	–	1,773,842
Italy	–	3,701,159	–	3,701,159
Japan	–	27,993,660	–	27,993,660
Malaysia	–	2,742,866	–	2,742,866
Mexico	671,392	–	–	671,392
Norway	–	2,968,888	–	2,968,888
Singapore	–	2,133,007	–	2,133,007
South Korea	–	7,847,932	–	7,847,932
Spain	–	5,671,190	–	5,671,190
Sweden	9,179	7,799,431	–	7,808,610
Taiwan	–	743,142	–	743,142
United Kingdom	2,578,534	11,945,469	–	14,524,003
United States	107,931,940	–	–	107,931,940
Total Common Stock	123,699,547	117,241,334	–	240,940,881
Exchange-Traded Funds	3,407,425	–	–	3,407,425
Preferred Stock	1,186,452	–	–	1,186,452
Short-Term Investments	1,957,000	–	–	1,957,000
Total Investments, at fair value	$130,250,424	$117,241,334	$–	$247,491,758
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(803,764)	$–	$(803,764)
Total Liabilities	$–	$(803,764)	$–	$(803,764)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2019, the following OTC written equity options were outstanding for Voya Infrastructure, Industrials and Materials Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

Industrial Select Sector SPDR® Fund	Credit Suisse AG	Call	07/05/19	USD	73.050	343,600	USD	24,756,380	$558,487	$(413,246)
iShares MSCI EAFE ETF	UBS AG	Call	06/20/19	USD	65.200	542,944	USD	34,422,650	265,880	(11,137)
iShares MSCI Emerging Markets ETF	UBS AG	Call	06/20/19	USD	41.030	343,651	USD	13,990,032	272,275	(157,401)

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2019 (Unaudited) (Continued)

Description	Counterparty		Expiration Date	Exercise Price		Number of Contracts			Premiums Received	Fair Value
Materials Select Sector SPDR® Fund	BNP Paribas	Call	07/05/19	USD	53.350	243,674	USD	12,853,803	$285,342	$(221,980)
									$1,381,984	$(803,764)

Currency Abbreviations
USD	-	United States Dollar

At May 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $240,357,138.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$28,726,839
Gross Unrealized Depreciation	(22,388,289)

Net Unrealized Appreciation	$6,338,550